INCOME TAXES - Components of Benefit from Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of loss before benefit of income taxes
Domestic	$ (410)	$ (2,396)	$ (1,475)
Foreign	(524)	559	(2,679)
Loss before benefit from income taxes	(934)	(1,837)	(4,154)
Current:
Domestic	(8)	(12)	0
Foreign	(216)	(116)	(327)
Total	(224)	(128)	(327)
Deferred:
Domestic	9	(5)	17
Foreign	590	187	320
Total	599	182	337
(Provision for) benefit from income taxes	$ 375	$ 54	$ 10